Derivative Financial Instruments (Gains and Losses on Derivatives Not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 97,999	¥ 148,595
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		80,040	150,748
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		11,173	(4,453)
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	11,049	10,268
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[2]	(4,827)	(8,419)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 564	¥ 451

[1]	The net gain (loss) excluded from the assessment of the effectiveness of fair value hedges is not included in the above table.
[2]	Amounts include the net gain (loss) of ¥3,531 million and ¥(5,698) million on the credit derivatives hedging the credit risk of loans during the six months ended September 30, 2015 and 2016, respectively.